Employee Stock Plans (Stock Options) (Details) - $ / shares shares in Thousands	12 Months Ended
	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Stock options outstanding:
Number of Shares, Beginning Balance	13,959	16,617	33,170
Granted	1,912	1,704	2,376
Exercised	(4,387)	(4,240)	(18,119)
Canceled	(439)	(122)	(810)
Number of Shares, Ending Balance	11,045	13,959	16,617
Weighted Average Exercise Price, Beginning Balance	$ 39.26	$ 34.23	$ 35.32
Weighted Average Exercise Price, Granted	81.84	69.91	49.89
Weighted Average Exercise Price, Exercised	32.41	31.71	38.24
Weighted Average Exercise Price, Canceled	56.26	43.80	35.27
Weighted Average Exercise Price, Ending Balance	$ 48.68	$ 39.26	$ 34.23